Share-Based Compensation - Schedule of Restricted Shares Activities (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Restricted Shares for existing employees [Member]
Schedule of Restricted Shares Activities [Line Items]
Balance at beginning | shares
Balance at beginning | $ / shares
Granted | shares	51,487,074
Granted | $ / shares	$ 1.3
Vested | shares	(21,166,544)
Vested | $ / shares	$ 1.39
Forfeited | shares
Forfeited | $ / shares
Balance at ending | shares	30,320,530
Balance at ending | $ / shares	$ 1.24
Restricted Shares for external consultants [Member]
Schedule of Restricted Shares Activities [Line Items]
Balance at beginning | shares
Balance at beginning | $ / shares
Granted | shares	7,601,103
Granted | $ / shares	$ 1.39
Vested | shares	(5,016,727)
Vested | $ / shares	$ 1.39
Forfeited | shares
Forfeited | $ / shares
Balance at ending | shares	2,584,376
Balance at ending | $ / shares	$ 1.39